Investments in Associates and Joint Venture - Summary of caption (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in joint veture [Abstract]
Investments in subsidiaries, joint ventures and associates		S/ 29,848	S/ 25,405	S/ 20,584	S/ 13,096
Ciclotrón Colombia S.A.S
Investment in associates [Abstract]
Investments in associates	[1]	S/ 15,524	12,170	10,347
Proportion of ownership interest in associate	[1]	32.50%
Ciclotrón Perú S.A
Investment in associates [Abstract]
Investments in associates	[2]	S/ 7,624	7,792	5,655
Proportion of ownership interest in associate	[2]	49.00%
Pet CT Perú S.A
Investment in joint veture [Abstract]
Investments in joint ventures	[3]	S/ 6,700	S/ 5,443	S/ 4,582
Proportion of ownership interest in joint venture	[3]	50.00%

[1]	It is dedicated to the production and commercialization of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography) and scintigraphy and its fiscal address is Calle 30 N 46 - 25 Medellín – Colombia.
[2]	It is dedicated to the production of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography).
[3]	It is dedicated to providing medical diagnostic imaging services and cancer treatment, using PET / CT molecular imaging technology.